Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 15,118	$ 15,341
Accounts receivable	3,481	6,527
Current assets	18,599	21,868
Restricted cash	187,098	172,703
Property, plant and equipment	674,795	787,278
Exploration and evaluation assets	1,084,497	9,551,099
Non-current assets	1,946,390	10,511,080
Assets	1,964,989	10,532,948
Current Liabilities
Shareholder loans	4,547,427	4,201,120
Trade and other payables	822,652	675,142
Current liabilities	5,370,079	4,876,262
Decommissioning liabilities	402,400	366,517
Stockholders' Equity
Common stock	14,056,459	14,056,459
Warrants	0	254,938
Contributed surplus	431,690	176,752
Accumulated deficit	(16,069,619)	(6,144,282)
Accumulated other comprehensive income (loss)	(2,226,020)	(3,053,698)
Shareholders' equity	(3,807,490)	5,290,169
Shareholders' equity and liabilities	$ 1,964,989	$ 10,532,948